                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-07109

                  Morgan Stanley Insured Municipal Securities
               (Exact name of registrant as specified in charter)

         1221 Avenue of the Americas, New York, New York     10020
           (Address of principal executive offices)        (Zip code)

                               Ronald E. Robison
             1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-762-4000

                   Date of fiscal year end: October 31, 2003

                    Date of reporting period: April 30, 2003

Item 1. Report to Stockholders

Morgan Stanley Insured Municipal Securities

Letter to the Shareholders ▪ April 30, 2003

Dear Shareholder:

During the six-month period ended April 30, 2003, U.S. economic growth was positive but disappointing. The pattern of the recovery remained uneven with many indicators fluctuating between strength and weakness. The military conflict in Iraq and the ongoing war against terrorism cast a shadow over the economy and the financial markets. The sluggish economy and uncertain geopolitical outlook generally favored bonds and led to lower interest rates throughout the period.

Consumer spending was the best-performing sector of the economy last year. Mortgage refinancing and low auto loan rates helped keep Americans buying. By year-end a growing apprehension about Iraq began to dominate investor sentiment and consumer confidence waned. The most noticeable impact of the evolving war risk was a spike in oil prices that had a dampening effect similar to a tax increase. Confidence was also shaken when unemployment reached an eight-year high. To guard against further downside risks, the Federal Reserve Board lowered the federal funds rate from 1.75 to 1.25 percent in early November. This marked the first change by the central bank in almost a year. Early in 2003, the Bush administration proposed several tax relief measures to bolster the economy. Uncertainty prior to the invasion of Iraq slowed economic activity in March. However, resolution of the conflict prompted the financial markets again to focus on the economic outlook.

Municipal Market Conditions

The yield on the 30-year insured municipal bond index continued to trend lower over the six-month period ended April 30, 2003. The yield declined from a high of 5.10 percent in November 2002 to a low of 4.70 percent in April. Throughout the period, the municipal yield curve was at or near its steepest level in 25 years. The pickup along the yield curve for extending maturities from one to 30 years was 350 basis points on April 30, 2003.

The ratio of municipal yields as a percentage of U.S. Treasury yields is used to gauge the relative value of municipals. In October 2002 the ratio of 30-year insured municipal bond yields to 30-year Treasuries moved above 100 percent, remaining there through the first quarter of 2003. In April the ratio fell to 99 percent as the Treasury flight-to-quality rally subsided. This still-high ratio indicated that municipals were relatively cheaper than Treasuries.

The President's tax proposals, which included elimination of taxation on dividend income and acceleration of a reduction in tax brackets, affected the municipal market. The tax-exempt bond market reacted to potential tax-reform risk by adjusting the relationship of tax-exempt issues to taxables.

Long-term municipal volume, as reported in The Bond Buyer, increased to a record $357 billion in 2002 as state and local governments took advantage of lower interest rates to meet cash flow needs and refinance outstanding debt. In the first four months of 2003, new-issue volume reached a record

Morgan Stanley Insured Municipal Securities

Letter to the Shareholders ▪ April 30, 2003 continued

$113 billion, 21 percent above last year's level. We expect this pace to continue throughout the year as budgetary problems force states and municipalities to borrow. California's share of national volume increased to 19 percent. New York, Florida, Texas and New Jersey, the next largest states in terms of issuance, represented an additional 28 percent of the national total.

Performance

The net asset value (NAV) of Morgan Stanley Insured Municipal Securities (IMS) decreased from $15.81 to $15.69 per share for the six months ended April 30, 2003. Based on this change plus the reinvestment of tax-free dividends totaling $0.345 per share and a long-term capital gain distribution of $0.393 per share, the Trust's total NAV return was 4.48 percent. IMS's price on the New York Stock Exchange (NYSE) increased from $14.29 to $14.39 per share during the same period. Based on this change plus the reinvestment of dividends and distributions, IMS's total market value return was 6.01 percent. On April 30, 2003, IMS's market price was at 8.29 percent discount to its NAV.

Monthly dividends for the second quarter of 2003 declared in March were unchanged at $0.0575 per share. The dividend reflects the level of the Trust's undistributed net investment income and projected earnings. The Trust's level of undistributed net investment income was $0.130 per share on April 30, 2003, versus $0.116 per share six months earlier. Past performance is no guarantee of future results.

Portfolio Structure

The Trust's total net assets of $120 million were diversified among 14 long-term sectors and 44 credits. Issues in four essential service sectors: general obligation, water and sewer, municipal electric and transportation accounted for 52 percent of the long-term portfolio. The five states with the largest holdings – Texas, Florida, New York, Illinois, and Massachusetts – collectively represented 43 percent of total net assets.

Importantly, the Trust has avoided bonds secured by tobacco settlement payments. Many states have issued bonds backed by their entitlement to revenues from the Master Settlement Agreement with tobacco companies. A class action judgment against Philip Morris, a major participant in the agreement, has created uncertainty about the company's ability to meet its obligations.

At the end of April the portfolio's average maturity was 19 years. IMS's duration, a measure of sensitivity to interest rate changes, was 7.4 years. The accompanying charts provide current information on the portfolio's credit enhancements, maturity distribution and sector concentrations. Optional redemption provisions by year of the call and respective cost (book) yields are also charted.

The Trust's procedure for reinvestment of all dividends and distributions on common shares is through purchases in the open market. This method helps support the market value of the Trust's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust

Morgan Stanley Insured Municipal Securities

Letter to the Shareholders ▪ April 30, 2003 continued

may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. During the six-month period ended April 30, 2003 the Trust purchased and retired 105,800 shares of common stock at a weighted average market discount of 7.58 percent.

We appreciate your ongoing support of Morgan Stanley Insured Municipal Securities and look forward to continuing to serve your investment needs.

Very truly yours,

Charles A. Fiumefreddo Chairman of the Board	Mitchell M. Merin President

Morgan Stanley Insured Municipal Securities

Letter to the Shareholders ▪ April 30, 2003 continued

Morgan Stanley Insured Municipal Securities

Letter to the Shareholders ▪ April 30, 2003 continued

Morgan Stanley Insured Municipal Securities

Portfolio of Investments ▪ April 30, 2003 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Tax-Exempt Municipal Bonds (92.0%)
	General Obligation (6.9%)
$3,500	Illinois, First Ser 2002 (MBIA)	5.375%	07/01/21	$3,785,180
4,000	Houston, Texas, Refg Ser 2000 (FSA)	5.75	03/01/17	4,550,480
7,500				8,335,660
	Educational Facilities Revenue (7.1%)
2,000	District of Columbia, National Academy of Sciences Ser 1999 A (Ambac)	5.00	01/01/19	2,087,860
2,000	New York State Dormitory Authority, Fordham University Ser 1994 (FGIC)	5.50	07/01/23	2,123,400
1,000	Ohio State University, General Receipts Ser 1999 (FSA)	5.25	12/01/19	1,078,430
2,000	Rhode Island Health & Educational Building Corporation, Providence College Ser 1993 (MBIA)	5.60	11/01/22	2,077,820
1,000	Southwest Higher Education Authority, Texas, Southern Methodist University Ser 2002 (Ambac)	5.50	10/01/18	1,111,750
8,000				8,479,260
	Electric Revenue (13.5%)
4,000	Anchorage, Alaska, Refg Ser 1993 (MBIA)	6.20	12/01/13	4,096,240
3,000	Municipal Electric Authority of Georgia, Power Ser EE (Ambac)	6.00	01/01/22	3,143,490
3,400	Kansas City, Kansas, Utility Refg & Impr Ser 1994 (FGIC)	6.375	09/01/23	3,676,420
2,000	Piedmont Municipal Power Agency, South Carolina, Refg Ser 1993 (MBIA)	5.375	01/01/25	2,199,420
3,000	Bedford, Virginia, Hydro Ser 1994 (Ambac)	5.25	06/01/25	3,166,920
15,400				16,282,490
	Hospital Revenue (10.5%)
3,000	Morgan County – Decatur Health Care Authority, Alabama, Decatur General Hospital Ser 1994 (Connie Lee)	6.375	03/01/24	3,161,730
3,000	Volusia County Health Facilities Authority, Florida, Memorial Health Refg & Impr Ser 1994 (Ambac)	5.75	11/15/20	3,227,160
3,000	Massachusetts Health & Educational Facilities Authority, Lahey Clinic Medical Center Ser B (MBIA)	5.375	07/01/23	3,044,820
3,000	New York City Health & Hospital Corp, New York, Health System 2003 Ser A (Ambac)	5.25	02/15/21	3,208,290
12,000				12,642,000

See Notes to Financial Statements

Morgan Stanley Insured Municipal Securities

Portfolio of Investments ▪ April 30, 2003 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Industrial Development/Pollution Control Revenue (2.5%)
$3,000	Hawaii State Development Budget & Finance, Hawaiian Electric Co Inc Refg Ser 2003 B (AMT) (XLCA) (WI)	5.00%	12/01/22	$3,020,880
	Mortgage Revenue – Multi-Family (2.5%)
2,840	Los Angeles Community Redevelopment Agency, California, Refg Ser 1994 A (Ambac)	6.55	01/01/27	2,947,522
	Mortgage Revenue – Single Family (0.9%)
1,000	Virginia Housing Development Authority, Commonwealth 2001 Ser J (MBIA)	5.20	07/01/19	1,047,490
	Public Facilities Revenue (8.4%)
4,000	Broward County School Board, Florida, Ser 2001 A COPs (FSA)	5.00	07/01/26	4,118,360
1,700	Jacksonville, Florida, Excise Tax, Refg Ser 2002 (AMT) (MBIA) (WI)	5.25	10/01/20	1,777,078
2,000	New Albany – Floyd County School Building Corporation, Indiana, Ser 2002 (FGIC)	5.125	01/15/27	2,064,460
2,000	Michigan Municipal Bond Authority, Ser 1994 A (FGIC)	6.00	12/01/13	2,175,920
9,700				10,135,818
	Recreational Facilities Revenue (4.9%)
2,000	Florida Department of Environmental Protection, Preservation 2000 Ser 1999 A (FGIC)	5.25	07/01/13	2,221,220
2,500	Metropolitan Pier & Exposition Authority, Illinois, McCormick Place Ser 2002 A (MBIA)	5.25	06/15/42	2,611,075
1,000	Hamilton County, Ohio, Sales Tax Ser 2000 (Ambac)	5.25	12/01/32	1,049,500
5,500				5,881,795
	Resource Recovery Revenue (2.5%)
2,750	Massachusetts Development Finance Agency, SEMASS Ser 2001 A (MBIA)	5.625	01/01/16	3,047,083
	Transportation Facilities Revenue (11.1%)
1,500	Phoenix Civic Improvement Corporation, Arizona, Sr Lien Airport Ser 2002 B (AMT) (FGIC)	5.75	07/01/18	1,659,690
3,000	Denver City & County, Colorado, Airport Refg Ser 2000 A (AMT) (Ambac)	6.00	11/15/18	3,325,470
1,000	Atlanta, Georgia, Airport Ser 1994 B (AMT) (Ambac)	6.00	01/01/21	1,043,960
2,000	Chicago, Illinois, O'Hare Int'l Airport Passenger Fee Ser 2001 A (AMT) (Ambac)	5.375	01/01/32	2,053,360
2,000	Metropolitan Transportation Authority, New York, State Service Contract Ser 2002 A (MBIA)	5.50	01/01/19	2,218,540

See Notes to Financial Statements

Morgan Stanley Insured Municipal Securities

Portfolio of Investments ▪ April 30, 2003 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$3,000	Dallas Area Rapid Transportation, Texas, Ser 2001 (Ambac)	5.00%	12/01/26	$3,067,110
12,500				13,368,130
	Water & Sewer Revenue (15.8%)
1,300	Lee County, Florida, Water & Sewer 1999 Ser A (Ambac)	4.75	10/01/23	1,320,696
1,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Ser 2002 A (MBIA)	5.50	07/01/19	1,104,440
1,000	Kansas Development Finance Authority, Public Water Supply Ser 2000-2 (Ambac)	5.50	04/01/21	1,097,410
2,000	Detroit, Michigan, Water Supply Sr Lien Ser 2001 A (FGIC)	5.00	07/01/30	2,041,540
2,500	Truckee Meadows Water Authority, Nevada, Ser 2001 A (FSA)	5.125	07/01/30	2,571,575
2,000	Toledo, Ohio, Waterworks Impr & Refg Ser 1999 (FGIC)	4.75	11/15/17	2,097,260
	Houston, Texas, Water & Sewer
2,500	Jr Lien Refg Ser 2001 A (FSA)	5.50	12/01/16	2,789,400
1,000	Jr Lien Refg Ser 2002 B (Ambac)	5.75	12/01/16	1,148,470
2,000	San Antonio, Texas, Water & Refg Ser 2002 (FSA)	5.00	05/15/28	2,041,680
2,600	King County, Washington, Sewer Refg 2001 (FGIC)	5.125	01/01/20	2,751,970
17,900				18,964,441
	Other Revenue (3.5%)
2,000	New York City Transitional Finance Authority, Future Tax Ser D 2003 (MBIA)	5.25	02/01/20	2,164,840
2,000	Philadelphia, Pennsylvania, Gas Works Second Ser 1998 (FSA)	5.00	07/01/23	2,063,680
4,000				4,228,520
	Refunded (1.9%)
2,000	Piedmont Municipal Power Agency, South Carolina, Refg Ser 1993 (MBIA) (ETM)	5.375	01/01/25	2,234,560
104,090	Total Tax-Exempt Municipal Bonds (Cost $102,437,833)			110,615,649

See Notes to Financial Statements

Morgan Stanley Insured Municipal Securities

Portfolio of Investments ▪ April 30, 2003 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Short-Term Tax-Exempt Municipal Obligations (3.9%)
$3,800	Missouri Health & Educational Facilities Authority, Cox Health Ser 1997 (MBIA) (Demand 05/01/03)	1.35*	%	06/01/15	$3,800,000
845	Ohio Water Development Authority, Mead Co 1986 Ser B (Demand 05/01/03)	1.28	*	11/01/15	845,000
4,645	Total Short-Term Tax-Exempt Municipal Obligations (Cost $4,645,000)				4,645,000
$108,735	Total Investments (Cost $107,082,833) (a) (b)			95.9%	115,260,649
	Other Assets in Excess of Liabilities			4.1	4,947,570
	Net Assets Applicable to Common Shareholders			100.0%	$120,208,219

AMT	Alternative Minimum Tax.
COPs	Certificates of Participation.
ETM	Escrowed to maturity.
WI	Security purchased on a when-issued basis.
*	Current coupon of variable rate demand obligation.
(a)	Securities have been designated as collateral in an amount equal to $4,762,599, in connection with the purchase of when-issued securities.
(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross and net unrealized appreciation is $8,177,816.
Bond Insurance:
Ambac	Ambac Assurance Corporation.
Connie Lee	Connie Lee Insurance Company — a wholly owned subsidiary of Ambac Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.
XLCA	XL Capital Assurance Inc.

See Notes to Financial Statements

Morgan Stanley Insured Municipal Securities

Portfolio of Investments ▪ April 30, 2003 (unaudited) continued

Geographic Summary of Investments
Based on Market Value as a Percent of Net Assets Applicable to Common Shareholders

Alabama	2.6%
Alaska	3.4
Arizona	1.4
California	2.5
Colorado	2.8
District of Columbia	1.7
Florida	10.5
Georgia	3.5%
Hawaii	2.5
Illinois	7.0
Indiana	2.7
Kansas	4.0
Massachusetts	5.1
Michigan	3.5
Missouri	3.2%
Nevada	2.1
New York	8.1
Ohio	4.2
Pennsylvania	1.7
Rhode Island	1.7
South Carolina	3.7
Texas	12.2%
Virginia	3.5
Washington	2.3
Total	95.9%

See Notes to Financial Statements

Morgan Stanley Insured Municipal Securities

Financial Statements

Statement of Assets and Liabilities

April 30, 2003 (unaudited)

Assets:
Investments in securities, at value (cost $107,082,833)	$115,260,649
Cash	3,047,990
Receivable for:
Investment sold	4,969,847
Interest	1,830,842
Prepaid expenses	11,874
Total Assets	125,121,202
Liabilities:
Payable for:
Investments purchased	4,762,599
Investment management fee	37,861
Common shares of beneficial interest repurchased	36,160
Accrued expenses	76,363
Total Liabilities	4,912,983
Preferred shares of beneficial interest (1,000,000 shares authorized of non-participating $.01 par value, none issued)	—
Net Assets Applicable to Common Shareholders	$120,208,219
Composition of Net Assets Applicable to Common Shareholders:
Common shares of beneficial interest (unlimited shares authorized of $.01 par value, 7,662,415 shares outstanding)	$109,967,714
Net unrealized appreciation	8,177,816
Accumulated undistributed net investment income	993,664
Accumulated undistributed net realized gain	1,069,025
Net Assets Applicable to Common Shareholders	$120,208,219
Net Asset Value Per Common Share
($120,208,219 divided by 7,662,415 common shares outstanding)	$15.69

See Notes to Financial Statements

Morgan Stanley Insured Municipal Securities

Financial Statements continued

Statement of Operations

For the six months ended April 30, 2003 (unaudited)

Net Investment Income:
Interest Income	$3,046,125
Expenses
Investment management fee	209,145
Professional fees	22,772
Transfer agent fees and expenses	18,621
Shareholder reports and notices	11,574
Trustees' fees and expenses	10,694
Registration fees	6,351
Custodian fees	3,661
Other	9,352
Total Expenses	292,170
Less: expense offset	(3,651)
Net Expenses	288,519
Net Investment Income	2,757,606
Net Realized and Unrealized Gain:
Net realized gain	1,069,028
Net change in unrealized appreciation	751,237
Net Gain	1,820,265
Net Increase	$4,577,871

See Notes to Financial Statements

Morgan Stanley Insured Municipal Securities

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE SIX MONTHS ENDED APRIL 30, 2003	FOR THE YEAR ENDED OCTOBER 31, 2002
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$2,757,606	$5,807,628
Net realized gain	1,069,028	3,041,589
Net change in unrealized appreciation	751,237	(2,389,567)
Net Increase	4,577,871	6,459,650
Dividends and Distributions to Common Shareholders from:
Net investment income	(2,667,007)	(5,644,963)
Net realized gain	(3,046,959)	(1,747,949)
Total Dividends and Distributions	(5,713,966)	(7,392,912)
Decrease from transactions in common shares of beneficial interest	(1,508,632)	(2,906,102)
Net Decrease	(2,644,727)	(3,839,364)
Net Assets Applicable to Common Shareholders:
Beginning of period	122,852,946	126,692,310
End of Period
(Including accumulated undistributed net investment income of $993,664 and $903,065, respectively)	$120,208,219	$122,852,946

See Notes to Financial Statements

Morgan Stanley Insured Municipal Securities

Notes to Financial Statements ▪ April 30, 2003 (unaudited)

1.   Organization and Accounting Policies

Morgan Stanley Insured Municipal Securities (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's investment objective is to provide current income which is exempt from federal income tax. The Trust was organized as a Massachusetts business trust on October 14, 1993 and commenced operations on February 28, 1994.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless the Trustees determine that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Trust is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Trust as unrealized gains and losses. Upon closing of the contract, the Trust realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Morgan Stanley Insured Municipal Securities

Notes to Financial Statements ▪ April 30, 2003 (unaudited) continued

D.   Federal Income Tax Policy — It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

E.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

F.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Management Agreement

Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Trust pays a management fee, calculated weekly and payable monthly, by applying the annual rate of 0.35% to the Trust's weekly total net assets.

3.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2003 aggregated $10,007,109 and $19,378,537, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager, is the Trust's transfer agent. At April 30, 2003, the Trust had transfer agent fees and expenses payable of approximately $4,950.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended April 30, 2003 included in Trustees'

Morgan Stanley Insured Municipal Securities

Notes to Financial Statements ▪ April 30, 2003 (unaudited) continued

fees and expenses in the Statement of Operations amounted to $2,887. At April 30, 2003, the Trust had an accrued pension liability of $37,552 which is included in accrued expenses in the Statement of Assets and Liabilities.

4.   Preferred Shares of Beneficial Interest

The Trust is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without approval of the common shareholders. The preferred shares have a liquidation value of $50,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Trust may redeem such shares, in whole or in part, at the original purchase price of $50,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.

The Trust is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

As of April 30, 2003, there were no preferred shares outstanding.

5.   Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	SHARES	PAR VALUE	CAPITAL PAID IN EXCESS OF PAR VALUE
Balance, October 31, 2001	7,966,615	$79,666	$114,250,861
Treasury shares purchased and retired (weighted average discount 6.05%)*	(198,400)	(1,984)	(2,904,118)
Reclassification due to permanent book/tax differences	—	—	51,921
Balance, October 31, 2002	7,768,215	77,682	111,398,664
Treasury shares purchased and retired (weighted average discount 7.58%)*	(105,800)	(1,058)	(1,507,574)
Balance, April 30, 2003	7,662,415	$76,624	$109,891,090

*	The Trustees have voted to retire the shares purchased.

Morgan Stanley Insured Municipal Securities

Notes to Financial Statements ▪ April 30, 2003 (unaudited) continued

6.   Federal Income Tax Status

As of October 31, 2002, the Trust had temporary book/tax differences primarily attributable to book amortization of discount on debt securities.

7.   Dividends to Common Shareholders

On March 25, 2003, the Trust declared the following dividends from net investment income:

AMOUNT PER SHARE	RECORD DATE	PAYABLE DATE
$0.0575	May 9, 2003	May 23, 2003
$0.0575	June 6, 2003	June 20, 2003

8.   Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Trust.

9.   Risks Relating to Certain Financial Instruments

The Trust may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

At April 30, 2003, the Trust did not hold positions in residual interest bonds.

To hedge against adverse interest rate changes, the Trust may invest in financial futures contracts or municipal bond index futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the value of the underlying securities.

At April 30, 2003, the Trust had no outstanding futures contracts.

Morgan Stanley Insured Municipal Securities

Financial Highlights

Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED APRIL 30, 2003		FOR THE YEAR ENDED OCTOBER 31,
			2002		2001	2000	1999		1998
	(unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$15.81		$15.90		$15.16	$14.60	$16.09		$15.54
Income (loss) from investment operations:
Net investment income*	0.36		0.74		0.78	0.78	0.78		0.80
Net realized and unrealized gain (loss)	0.24		0.09		0.72	0.47	(1.33)		0.55
Total income (loss) from investment operations	0.60		0.83		1.50	1.25	(0.55)		1.35
Less dividends and distributions from:
Net investment income	(0.35)		(0.72)		(0.78)	(0.79)	(0.78)		(0.81)
Net realized gain	(0.39)		(0.22)		(0.01)	—	(0.19)		—
Total dividends and distributions	(0.74)		(0.94)		(0.79)	(0.79)	(0.97)		(0.81)
Anti-dilutive effect of acquiring treasury shares*	0.02		0.02		0.03	0.10	0.03		0.01
Net asset value, end of period	$15.69		$15.81		$15.90	$15.16	$14.60		$16.09
Market value, end of period	$14.39		$14.29		$15.03	$13.563	$12.625		$15.125
Total Return†	6.01	%(1)	1.38%		17.03%	14.10%	(10.80)%		11.08%
Ratios to Average Net Assets:
Total expenses (before expense offset)	0.49	%(2)(3)	0.49	%(3)	0.48%	0.48%	0.49	%(3)	0.47%
Net investment income	4.61	%(2)	4.73%		4.99%	5.28%	5.04%		5.02%
Supplemental Data:
Net assets applicable to common shareholders, end of period, in thousands	$120,208		$122,853		$126,692	$123,882	$126,281		$142,133
Portfolio turnover rate	9	%(1)	21%		22%	7%	17%		7%

*	The per share amounts were computed using an average number of common shares outstanding during the period.
†	Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total return does not reflect brokerage commissions.
(1)	Not annualized.
(2)	Annualized.
(3)	Does not reflect the effect of expense offset of 0.01%.

See Notes to Financial Statements

(This page has been left blank intentionally.)

Item 9 - Controls and Procedures

  The Trust's chief executive officer and chief financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to siginficant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

Item 10b Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

Items 2 - 8 and Item 10a are not applicable

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Insured Municipal Securities

Ronald E. Robison
Principal Executive Officer
June 20, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Ronald E. Robison
Principal Executive Officer
June 20, 2003

Francis Smith
Principal Financial Officer
June 20, 2003

                                       2

                                                                      EXHIBIT B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS

I, Ronald E. Robison, certify that:

         1. I have reviewed this report on Form N-CSR of Morgan Stanley Insured
Municipal Securities;

          2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the
               circumstances under which such statements were made, not
               misleading with respect to the period covered by this report;

          3.   Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of
               operations, changes in net assets, and cash flows (if the
               financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

          4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and
               procedures (as defined in Rule 30a-2(c) under the Investment
               Company Act of 1940) for the registrant and have:

          a)   designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

          b)   evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

                                       3

          c)   presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

          5.   The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors
               (or persons performing the equivalent functions):

          a)   all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

          b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

          6.   The registrant's other certifying officers and I have indicated
               in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

          Date: June 20, 2003

                                       Ronald E. Robison

                                       Principal Executive Officer

                                       4

                                                                      EXHIBIT B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS

I, Francis Smith, certify that:

          1. I have reviewed this report on Form N-CSR of Morgan Stanley Insured
Municipal Securities;

          2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the
               circumstances under which such statements were made, not
               misleading with respect to the period covered by this report;

          3.   Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of
               operations, changes in net assets, and cash flows (if the
               financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

          4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and
               procedures (as defined in Rule 30a-2(c) under the Investment
               Company Act of 1940) for the registrant and have:

          (i)  designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

          (ii) evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

         (iii) presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

          5.   The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors
               (or persons performing the equivalent functions):

          a)   all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

          b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

          6.   The registrant's other certifying officers and I have indicated
               in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

          Date: June 20, 2003

                                       Francis Smith

                                       Principal Financial Officer

                                       6

                           SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Insured Municipal Securities

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended April 30, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: June 20, 2003                    Ronald E. Robison
                                       Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Insured Municipal Securities and will be retained by
Morgan Stanley Insured Municipal Securities and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       7

                           SECTION 906 CERTIFICATION

               Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                 Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Insured Municipal Securities

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended April 30, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: June 20, 2003                               Francis Smith
                                                  Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Insured Municipal Securities and will be retained by
Morgan Stanley Insured Municipal Securities and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       8